SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Fixed Income Funds — 56.7%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	272,941	$2,773
SEI Institutional Managed Trust Conservative Income Fund, Cl Y‡	142,089	1,423
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	74,147	708
SEI Institutional Managed Trust Real Return Fund, Cl Y	48,052	473

Total Fixed Income Funds
(Cost $5,262) ($ Thousands)		5,377
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	184,299	1,924
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	34,366	354
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	55,745	464

Total Multi-Asset Funds
(Cost $2,589) ($ Thousands)		2,742
Equity Funds — 9.2%
SEI Exchange-Traded Funds DBi Multi- Strategy Alternative ETF	6,964	185
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	63,017	682

Total Equity Funds
(Cost $779) ($ Thousands)		867
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 3.510%**	473,794	474

Total Money Market Fund
(Cost $474) ($ Thousands)		474

Total Investments in Securities — 99.8%
(Cost $9,104) ($ Thousands)		$9,460

Percentages are based on Net Assets of $9,481 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.
**	The rate reported is the 7-day effective yield as of June 30, 2026.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Defensive Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$2,776	$34	$(26)	$–	$(11)	$2,773	$24	$–
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,424	15	(16)	–	–	1,423	13	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	707	12	(7)	–	(4)	708	7	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	472	5	(5)	–	1	473	1	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,900	4	(34)	–	54	1,924	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	351	5	(4)	–	2	354	5	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	471	18	(9)	–	(16)	464	–	–
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	176	–	–	–	9	185	1	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	675	6	(7)	–	8	682	–	–
SEI Daily Income Trust Government Fund, Institutional Class	474	5	(5)	–	–	474	4	–
Totals	$9,426	$104	$(113)	$–	$43	$9,460	$55	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS – 99.6%
Money Market Fund – 80.4%
SEI Daily Income Trust Government Fund, Institutional Class, 3.510%**‡	1,140,346	$1,140

Total Money Market Fund
(Cost $1,140) ($ Thousands)		1,140
Fixed Income Funds – 19.2%
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y‡	29,981	273

Total Fixed Income Funds
(Cost $271) ($ Thousands)		273

Total Investments in Securities – 99.6%
(Cost $1,411) ($ Thousands)		$1,413

Percentages are based on Net Assets of $1,418 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

Cl – Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$1,237	$21	$(118)	$–	$–	$1,140	$10	$–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	291	1	(295)	(5)	8	–	1	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	297	(25)	–	1	273	3	–
Totals	$1,528	$319	$(438)	$(5)	$9	$1,413	$14	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS – 99.8%
Fixed Income Funds – 49.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	386,394	$3,926
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	118,119	1,102
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	57,400	551
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	275,532	2,758
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	441,426	4,216
SEI Institutional Managed Trust Real Return Fund, Cl Y	112,117	1,104

Total Fixed Income Funds
(Cost $13,573) ($ Thousands)		13,657
Multi-Asset Funds – 29.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	65,166	553
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	456,812	4,769
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	141,172	1,454
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	164,050	1,366

Total Multi-Asset Funds
(Cost $7,664) ($ Thousands)		8,142
Equity Funds – 21.1%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	33,314	885
SEI QiM U.S. Large Cap Low Volatility Active ETF	22,528	736
SEI Exchange-Traded Funds Select International Equity ETF	21,274	755
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	254,740	2,759
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	52,930	716

Total Equity Funds
(Cost $4,995) ($ Thousands)		5,851

Total Investments in Securities – 99.8%
(Cost $26,232) ($ Thousands)		$27,650

Percentages are based on Net Assets of $27,697 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.

Cl – Class

ETF – Exchange Traded Fund

4	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$3,918	$137	$(113)	$(3)	$(13)	$3,926	$34	$–
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,100	40	(37)	–	(1)	1,102	11	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	541	20	(28)	1	17	551	10	–
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	2,750	100	(92)	–	–	2,758	25	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,043	321	(124)	(16)	(8)	4,216	44	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	550	–	(556)	(13)	19	–	2	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,095	30	(25)	–	4	1,104	3	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	536	21	(34)	3	27	553	–	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	4,711	75	(151)	3	131	4,769	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,231	268	(52)	–	7	1,454	21	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,366	86	(40)	1	(47)	1,366	–	–
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	876	1	(33)	1	40	885	5	–
SEI QiM U.S. Large Cap Low Volatility Active ETF	934	–	(206)	48	(40)	736	5	–
SEI Exchange-Traded Funds Select International Equity ETF	979	–	(304)	84	(4)	755	6	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,546	220	(35)	–	28	2,759	–	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	703	22	(29)	(1)	21	716	4	–
Totals	$27,879	$1,341	$(1,859)	$108	$181	$27,650	$170	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y‡	126,038	$2,092
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	308,273	4,171

Total Equity Funds
(Cost $4,584) ($ Thousands)		6,263
Fixed Income Funds — 33.0%
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y‡	484,668	4,406

Total Fixed Income Funds
(Cost $4,381) ($ Thousands)		4,406
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.9%
SEI Daily Income Trust Government Fund, Institutional Class, 3.510%**‡	2,656,080	$2,656

Total Money Market Fund
(Cost $2,656) ($ Thousands)		2,656

Total Investments in Securities — 99.8%
(Cost $11,621) ($ Thousands)		$13,325

Percentages are based on Net Assets of $13,355 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,080	$36	$(230)	$36	$170	$2,092	$13	$–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,210	47	(203)	3	114	4,171	22	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,530	–	(4,582)	(160)	212	–	14	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	4,530	(148)	–	24	4,406	51	–
SEI Daily Income Trust Government Fund, Institutional Class	2,725	42	(111)	–	–	2,656	23	–
Totals	$13,545	$4,655	$(5,274)	$(121)	$520	$13,325	$123	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 35.6%
SEI Exchange-Traded Funds DBi Multi- Strategy Alternative ETF	152,363	$4,044
SEI Exchange-Traded Funds QiM U.S. Large Cap Low Volatility Active ETF	80,831	2,642
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	67,311	2,699
SEI Exchange-Traded Funds Select International Equity ETF	103,710	3,681
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	85,877	1,532
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y‡	932,057	10,094
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	197,366	2,670

Total Equity Funds
(Cost $23,082) ($ Thousands)		27,362
Fixed Income Funds — 35.4%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	525,906	5,343
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	245,243	2,288
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	199,273	1,915
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,611,510	15,390
SEI Institutional Managed Trust Real Return Fund, Cl Y	232,265	2,288

Total Fixed Income Funds
(Cost $27,712) ($ Thousands)		27,224
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	847,334	7,185
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	732,371	7,646
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	350,339	3,609
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	453,488	3,778

Total Multi-Asset Funds
(Cost $20,796) ($ Thousands)		22,218

Total Investments in Securities — 99.9%
(Cost $71,590) ($ Thousands)		$76,804

Percentages are based on Net Assets of $76,909 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Moderate Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	$3,791	$63	$–	$–	$190	$4,044	$23	$–
SEI Exchange-Traded Funds QiM U.S. Large Cap Low Volatility Active ETF	3,069	–	(456)	107	(78)	2,642	15	–
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	2,838	–	(696)	210	347	2,699	9	–
SEI Exchange-Traded Funds Select International Equity ETF	3,806	–	(452)	124	203	3,681	25	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,487	18	(183)	9	201	1,532	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,250	1,011	(271)	3	101	10,094	–	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,593	131	(129)	(7)	82	2,670	13	–
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	5,248	233	(117)	(3)	(18)	5,343	46	–
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,247	105	(62)	–	(2)	2,288	23	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,845	71	(64)	–	63	1,915	33	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,622	1,249	(395)	(70)	(16)	15,390	159	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,869	5	(1,895)	(56)	77	–	6	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,239	84	(42)	–	7	2,288	6	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	7,044	59	(312)	(15)	409	7,185	–	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,468	186	(221)	2	211	7,646	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,803	876	(83)	(2)	15	3,609	51	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,721	341	(159)	3	(128)	3,778	–	–
Totals	$75,940	$4,432	$(5,537)	$305	$1,664	$76,804	$409	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 67.4%
SEI Institutional International Trust International Equity Fund, Cl Y	144,714	$2,061
SEI Institutional Managed Trust Real Estate Fund, Cl Y	124,399	2,065
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	90,581	3,976
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	1,284,125	17,374

Total Equity Funds
(Cost $16,178) ($ Thousands)		25,476
Fixed Income Funds — 18.0%
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y‡	750,958	6,826

Total Fixed Income Funds
(Cost $6,788) ($ Thousands)		6,826
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class, 3.510%**‡	5,474,739	$5,475

Total Money Market Fund
(Cost $5,475) ($ Thousands)		5,475

Total Investments in Securities — 99.9%
(Cost $28,441) ($ Thousands)		$37,777

Percentages are based on Net Assets of $37,830 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

**	The rate reported is the 7-day effective yield as of June 30, 2026.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,072	$21	$(199)	22	$145	$2,061	$–	$–
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,033	22	(194)	41	163	2,065	13	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	3,936	9	(377)	234	174	3,976	10	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,393	232	(740)	14	475	17,374	89	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,809	–	(6,888)	$(302)	381	–	22	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	6,930	(142)	–	38	6,826	80	–
SEI Daily Income Trust Government Fund, Institutional Class	5,474	102	(101)	–	–	5,475	47	–
Totals	$37,717	$7,316	$(8,641)	$9	$1,376	$37,777	$261	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 74.9%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	249,789	$10,016
SEI Exchange-Traded Funds Select International Equity ETF‡	678,531	24,082
SEI Exchange-Traded Funds Select Small Cap ETF	226,550	7,600
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	621,692	11,091
SEI Institutional Managed Trust Large Cap Fund, Cl Y‡	1,019,054	15,561
SEI QiM US Large Capital Momentum Active ETF	125,889	7,069
SEI QiM US Large Capital Quality Active ETF	82,302	3,243
SEI QiM US Large Capital Value Active ETF	145,566	6,987

Total Equity Funds
(Cost $56,995) ($ Thousands)		85,649
Multi-Asset Funds — 13.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,609,051	13,645
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	137,018	1,411

Total Multi-Asset Funds
(Cost $13,731) ($ Thousands)		15,056
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	369,335	3,549
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,050,715	10,034

Total Fixed Income Funds
(Cost $13,151) ($ Thousands)		13,583

Total Investments in Securities — 99.9%
(Cost $83,877) ($ Thousands)		$114,288

Percentages are based on Net Assets of $114,348 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

Cl — Class

ETF — Exchange Traded Fund

10	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Aggressive Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	$9,245	$–	$(1,170)	$353	$1,588	$10,016	$28	$–
SEI Exchange-Traded Funds Select International Equity ETF	23,103	–	(1,048)	288	1,739	24,082	151	–
SEI Exchange-Traded Funds Select Small Cap ETF	6,580	1	(347)	52	1,314	7,600	3	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9,611	963	(917)	29	1,405	11,091	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13,397	1,657	(1,188)	32	1,663	15,561	30	–
SEI QiM US Large Capital Momentum Active ETF	6,374	–	(700)	348	1,047	7,069	13	–
SEI QiM US Large Capital Quality Active ETF	3,304	–	(322)	111	150	3,243	9	–
SEI QiM US Large Capital Value Active ETF	6,697	(1)	(670)	282	679	6,987	31	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12,134	1,279	(462)	(11)	705	13,645	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	–	1,495	(73)	–	(11)	1,411	20	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,154	436	(150)	(1)	110	3,549	57	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,101	2,405	(407)	(6)	(59)	10,034	103	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,190	18	(3,245)	(62)	99	–	10	–
Totals	$104,890	$8,253	$(10,699)	$1,415	$10,429	$114,288	$455	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	105,925	$1,878
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,030,245	14,671
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	1,201,742	52,756
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y‡	473,788	13,347

Total Equity Funds
(Cost $29,452) ($ Thousands)		82,652
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	385,722	$3,706
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	816,375	7,421

Total Fixed Income Funds
(Cost $10,893) ($ Thousands)		11,127

Total Investments in Securities — 100.0%
(Cost $40,345) ($ Thousands)		$93,779

Percentages are based on Net Assets of $93,811 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,691	$21	$(191)	$62	$295	$1,878	$–	$–
SEI Institutional International Trust International Equity Fund, Cl Y	13,773	98	(319)	15	1,104	14,671	–	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	47,861	189	(371)	102	4,975	52,756	116	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	11,962	32	(706)	66	1,993	13,347	12	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,405	183	–	–	118	3,706	62	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,870	5	(6,955)	(898)	978	–	22	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	7,380	–	–	41	7,421	85	–
Totals	$85,562	$7,908	$(8,542)	$(653)	$9,504	$93,779	$297	$–

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Equity Funds — 45.4%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	51,079	$1,356
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	38,051	1,526
SEI Exchange-Traded Funds Select International Equity ETF‡	89,210	3,166
SEI Exchange-Traded Funds Select Small Cap ETF	37,192	1,247
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	101,171	1,805
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	138,618	1,501
SEI Institutional Managed Trust Large Cap Fund, Cl Y	108,774	1,661
SEI QiM US Large Capital Momentum Active ETF	13,904	781
SEI QiM US Large Capital Quality Active ETF	8,982	354
SEI QiM US Large Capital Value Active ETF	16,088	772

Total Equity Funds
(Cost $9,890) ($ Thousands)		14,169
Fixed Income Funds — 29.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	124,907	1,201
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	845,467	8,074

Total Fixed Income Funds
(Cost $9,343) ($ Thousands)		9,275
Multi-Asset Funds — 24.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	440,520	3,735
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	155,345	1,600
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	286,531	2,387

Total Multi-Asset Funds
(Cost $7,141) ($ Thousands)		7,722

Total Investments in Securities — 99.8%
(Cost $26,374) ($ Thousands)		$31,166

Percentages are based on Net Assets of $31,227 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 610-676-1000.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Market Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	$1,340	$–	$(48)	$2	$62	$1,356	$8	$–
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	1,605	–	(394)	119	196	1,526	5	–
SEI Exchange-Traded Funds Select International Equity ETF	3,334	–	(454)	125	161	3,166	22	–
SEI Exchange-Traded Funds Select Small Cap ETF	1,220	–	(208)	31	204	1,247	1	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,700	139	(284)	12	238	1,805	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,448	153	(116)	1	15	1,501	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,499	197	(224)	8	181	1,661	3	–
SEI QiM US Large Capital Momentum Active ETF	801	–	(183)	91	72	781	2	–
SEI QiM US Large Capital Quality Active ETF	501	–	(182)	63	(28)	354	1	–
SEI QiM US Large Capital Value Active ETF	872	–	(211)	89	22	772	4	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,146	130	(114)	–	39	1,201	21	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,580	1,183	(638)	(93)	42	8,074	86	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,178	–	(1,192)	(41)	55	–	3	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,597	291	(360)	(10)	217	3,735	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,103	635	(142)	(1)	5	1,600	23	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,355	289	(178)	3	(82)	2,387	–	–
Totals	$31,279	$3,017	$(4,928)	$399	$1,399	$31,166	$179	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	21,965	$389
SEI Institutional International Trust International Equity Fund, Cl Y‡	223,091	3,177
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	253,389	11,124
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	100,905	2,843

Total Equity Funds
(Cost $5,364) ($ Thousands)		17,533
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	82,714	$795
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	175,415	1,594

Total Fixed Income Funds
(Cost $2,338) ($ Thousands)		2,389

Total Investments in Securities — 99.9%
(Cost $7,702) ($ Thousands)		$19,922

Percentages are based on Net Assets of $19,935 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$357	$3	$(47)	$19	$57	$389	$–	$–
SEI Institutional International Trust International Equity Fund, Cl Y	2,936	19	(19)	–	241	3,177	–	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10,513	26	(524)	396	713	11,124	25	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,616	3	(223)	45	402	2,843	3	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	758	16	(5)	–	26	795	14	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,537	–	(1,555)	(213)	231	–	5	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	1,598	(13)	–	9	1,594	18	–
Totals	$18,717	$1,665	$(2,386)	$247	$1,679	$19,922	$65	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 55.5%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	117,762	$3,126
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	165,174	6,623
SEI Exchange-Traded Funds Select International Equity ETF‡	407,031	14,446
SEI Exchange-Traded Funds Select Small Cap ETF	153,548	5,151
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	410,396	7,321
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	335,976	3,639
SEI Institutional Managed Trust Large Cap Fund, Cl Y	587,200	8,967
SEI QiM U.S. Large Capital Momentum Active ETF	72,222	4,055
SEI QiM U.S. Large Capital Quality Active ETF	47,000	1,852
SEI QiM U.S. Large Capital Value Active ETF	83,532	4,009

Total Equity Funds
(Cost $40,770) ($ Thousands)		59,189
Multi-Asset Funds — 23.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,516,498	12,860
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	467,290	4,813
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	924,100	7,698

Total Multi-Asset Funds
(Cost $23,311) ($ Thousands)		25,371
Fixed Income Funds — 20.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	515,844	4,957
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,783,666	17,034

Total Fixed Income Funds
(Cost $21,823) ($ Thousands)		21,991

Total Investments in Securities — 99.9%
(Cost $85,904) ($ Thousands)		$106,551

Percentages are based on Net Assets of $106,623 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.

Cl — Class

ETF — Exchange Traded Fund

16	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Market Growth Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	$2,710	$270	$(1)	$–	$147	$3,126	$16	$–
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	6,425	–	(1,116)	336	978	6,623	19	–
SEI Exchange-Traded Funds Select International Equity ETF	14,418	–	(1,224)	337	915	14,446	94	–
SEI Exchange-Traded Funds Select Small Cap ETF	4,625	–	(414)	63	877	5,151	2	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6,649	291	(578)	10	949	7,321	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,313	378	(88)	1	35	3,639	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,897	741	(644)	9	964	8,967	17	–
SEI QiM U.S. Large Capital Momentum Active ETF	3,876	–	(641)	318	502	4,055	8	–
SEI QiM U.S. Large Capital Quality Active ETF	2,191	–	(502)	173	(10)	1,852	6	–
SEI QiM U.S. Large Capital Value Active ETF	4,018	–	(567)	238	320	4,009	19	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,825	923	(554)	(19)	685	12,860	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,583	2,319	(89)	(2)	2	4,813	68	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,991	1,149	(192)	2	(252)	7,698	–	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,439	458	(93)	–	153	4,957	80	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,078	3,240	(179)	(19)	(86)	17,034	172	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,486	9	(4,547)	(184)	236	–	15	–
Totals	$100,524	$9,778	$(11,429)	$1,263	$6,415	$106,551	$516	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS – 99.9%
Equity Funds – 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	154,455	$2,738
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,537,499	21,894
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	1,791,245	78,636
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y‡	711,338	20,038

Total Equity Funds
(Cost $41,961) ($ Thousands)		123,306

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds – 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	569,883	$5,477
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	1,204,624	10,950

Total Fixed Income Funds
(Cost $15,993) ($ Thousands)		16,427

Total Investments in Securities – 99.9%
(Cost $57,954) ($ Thousands)		$139,733

Percentages are based on Net Assets of $139,831 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 610-676-1000.

Cl – Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2026 ($ Thousands):

Security Description	Value 3/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,484	$6	$(282)	$111	$419	$2,738	$–	$–
SEI Institutional International Trust International Equity Fund, Cl Y	20,393	49	(218)	12	1,658	21,894	–	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	71,969	175	(1,119)	717	6,894	78,636	174	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	17,985	17	(1,047)	90	2,993	20,038	17	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,085	218	–	–	174	5,477	92	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,239	–	(10,358)	(1,592)	1,711	–	33	–
SEI Tax Exempt Trust Tax-Advantaged Income Fund, Cl Y	–	10,941	(51)	–	60	10,950	127	–
Totals	$128,155	$11,406	$(13,075)	$(662)	$13,909	$139,733	$443	$–

Amounts designated as “–“ are $0 or have been rounded to $0.

18	SEI Asset Allocation Trust